Leases - Consolidated balance sheet, cash flow and other information related to leases (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2025 USD ($)
ASSETS
Operating lease right-of-use assets, net	¥ 6,873		¥ 9,266		$ 983
LIABILITIES
Operating lease liabilities, current	3,340		2,994		478
Operating lease liabilities, non-current	1,023		1,680		146
Total	4,363		4,674		$ 624
Cash paid for amounts included in the measurement of lease liabilities	¥ 3,464	$ 495	¥ 3,700	¥ 15,169
Right-of-use assets obtained in exchange for operating lease liabilities				¥ 8,619
Weighted average remaining lease term (years)	4 years 2 months 23 days		4 years 8 months 1 day		4 years 2 months 23 days
Weighted average discount rate	5.00%		5.00%		5.00%